Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

23. INCOME TAXES

Current taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries located in the PRC. In addition, the Group also has several non-PRC subsidiaries, including SolarOne Investment, SolarOne HK, SolarOne USA, and SolarOne GmbH.

The Company's subsidiaries registered in the PRC are subject to PRC enterprise income tax ("EIT") on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. Pursuant to the PRC Income Tax Laws, the Group's PRC subsidiaries are subject to EIT at a statutory rate of 25%.

In March 2005, SolarOne Qidong was granted a 5-year tax holiday commencing in 2005 which entitles it to a two-year EIT exemption followed by a three-year 50% reduced EIT rate ("tax holiday"). During 2008, SolarOne Qidong received approval from the PRC taxation authorities as a "High and New Technology Enterprise" ("HNTE") and obtained an HNTE certificate. In 2011, the Company successful renewed its HNTE status for another three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. However, in the event that any of the various provisions of the transitional preferential enterprise income tax policies, the new tax law and the implementing regulations overlap, an enterprise may choose the most advantageous policy to apply at its sole and absolute discretion. SolarOne Qidong has chosen to apply the tax holiday for year 2008 and 2009. For the 2010 and 2011 tax years, the income tax rate for SolarOne Qidong was 15%.

Solar Shanghai, SolarOne Technology, Solar Engineering, Solar R&D, SolarOne Nantong and Nantong Hanwha I&E, the domestic companies in the PRC, are subject to EIT at a rate of 25% for the years ended December 31, 2009, 2010 and 2011.

In accordance with the new PRC Enterprise Income Tax Laws (the "PRC Income Tax Laws") effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define "place of effective management." Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

The PRC Income Tax Laws also impose a 10% withholding income tax for dividends distributed by a foreign-invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax law and regulations. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company.

(Loss) / income before income taxes and non-controlling interest consists of:

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Non-PRC	(468,907)	(94,101)	(334,470)	(53,142)
PRC	347,919	1,149,441	(740,579)	(117,666)

	(120,988)	1,055,340	(1,075,049)	(170,808)

The income tax (expense)/benefit is comprised of:

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Current	(40,375)	(330,038)	(28,358)	(4,506)
Deferred	16,447	32,055	173,303	27,535

	(23,928)	(297,983)	144,945	23,029

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax (expense)/benefit is as follows:

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Income tax computed at the statutory tax rate at 25%	30,247	(263,835)	268,762	42,702
Non-deductible expenses	(3,348)	(13,561)	(55,004)	(8,730)
Tax holidays	28,123	—	—	—
Preferential tax treatment	—	111,247	(65,629)	(10,428)
Research and development expense	1,923	6,165	4,020	639
Tax rate differences	(53,941)	(42,864)	(21,151)	(3,361)
Deferred tax benefit including change in tax rate	10,111	37,390	69,862	11,100
Unrecognized tax benefit	—	(116,088)	—	—
Changes in the valuation allowance	(37,043)	(16,437)	(55,915)	(8,893)

	(23,928)	(297,983)	144,945	23,029

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB)	(RMB)	(RMB)	(US$)

Basic	0.10	—	—	—

Diluted	0.10	—	—	—

Deferred taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Deferred tax assets:
Current:
- Tax credit	7,569	—	—
- Warranty provision	32,922	40,533	6,440
- Inventory write-off	25,617	115,149	18,295
- Allowance for advance to suppliers	44,991	116,926	18,578
- Allowance for doubtful accounts	936	13,980	2,221
- Derivative contracts	(1,872)	4,925	783
- Idle capacity cost	—	311	49
- Sales cut-off	12,031	2,505	398
- Tax loss carried forward	—	8,482	1,348
- Other	11,512	18,038	2,866
Valuation allowance	(42,095)	(56,259)	(8,939)

Net current deferred tax assets	91,611	264,590	42,039

Non-current:
- Tax losses	42,380	84,824	13,477
- Fixed assets	17,258	16,374	2,601
- Long-term deferred expenses	180	106	17
- Other	14	13	2
Valuation allowance	(43,073)	(84,824)	(13,477)

Net non-current deferred tax assets	16,759	16,493	2,620

Deferred tax liabilities:
Non-current:
- Land use rights	25,977	25,387	4,034

Non-current deferred tax liabilities	25,977	25,387	4,034

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

As of December 31, 2010 and 2011, the Group has a net tax operating loss from its PRC subsidiaries of nil and RMB42,671,000 (US$6,779,739), respectively, which starts to expire in 2016. As of December 31, 2010 and 2011, the Group has a net tax operating loss from its non-PRC subsidiaries of RMB167,355,000 and RMB322,288,000 (US$51,206,406), respectively, which starts to expire in 2029.

As of December 31, 2011, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain Tax Positions

As of December 31, 2011, the Group's unrecognized tax benefit is RMB143,473,000 (US$22,795,564). During 2010, the Group recorded a provision of RMB116,088,000 an unrecognized tax benefit related to SolarOne Qidong due to the uncertainty as to whether this subsidiary would meet certain requirements during its annual self-assessment in order to be eligible for the reduced EIT rate of 15%. The remaining RMB27,385,000 (US$4,351,038) of the unrecognized tax benefit was related to its Hong Kong subsidiary, which based on the facts and circumstances, including, notably, the uncertainty of the interpretation of and administrative practices associated with the applicable PRC Income Tax Law as of December 31, 2011, may be considered a PRC tax resident.

It is possible that the amount accrued will change in the next 12 months as a result of new interpretive guidance released by the PRC tax authorities; however, an estimate of the range of the possible change cannot be made at this time. The unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Reconciliation of accrued unrecognized tax benefits is as follows:

	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Beginning balance	27,385	27,385	143,473	22,796
Incurred during the year	—	116,088	—	—

Ending balance	27,385	143,473	143,473	22,796

Based on existing PRC tax regulations, the tax periods of SolarOne Qidong, Solar Shanghai, SolarOne Technology, Solar R&D, Solar Engineering, SolarOne Nantong and Nantong Hanwha I&E for the years ended December 31, 2007 to December 31, 2011 remain open to potential examination by the tax authorities. The tax periods for the Company's non-PRC subsidiaries' for the years ended December 31, 2007 to December 31, 2011 also remain open to potential examination by the respective tax authorities.